Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit for the year before tax	$ 208,635	$ 225,524	$ 305,114
Changes in working capital and non-cash items	(270,771)	(281,501)	(344,379)
Capital provision assets:
Proceeds	548,593	491,252	602,687
Net (funding)/proceeds from financial liabilities at fair value through profit or loss	(96,272)	(42,200)	73,569
Net proceeds from/(paid) to due from/to broker for financial liabilities at fair value through profit or loss	43,825	73,419	(75,566)
Funding of derivative financial asset			(7,616)
Proceeds from equity security	31,374		624
Proceeds from asset recovery fee for services	1,582	1,123	1,619
Net proceeds/(funding) of cash management assets	20,376	3,346	(5,655)
Net increase on investment subparticipations	163
Taxation paid	(10,979)	(694)	(2,273)
Net proceeds from third-party interests in consolidated entities	10	83,443	(10,028)
Net cash inflow from operating activities before funding of capital provision assets	476,536	553,712	538,096
Capital provision assets:
New funding of capital provision assets	(295,866)	(562,018)	(771,409)
Net cash inflow/(outflow) from operating activities	180,670	(8,306)	(233,313)
Cash flows from investing activities
Purchases of property, plant and equipment	(360)	(3,398)	(104)
Net cash (outflow) from investing activities	(360)	(3,398)	(104)
Cash flows from financing activities
Issue of share capital			249,983
Issue expenses – share capital			(4,778)
Issue of loan capital and loan notes			180,000
Issue expenses – loan capital			(2,637)
Redemption of loan capital	(4,964)
Principal repayments of lease liabilities	(2,360)	(1,433)
Interest paid on loan capital and lease liabilities	(37,890)	(37,568)	(33,108)
Dividends paid on ordinary shares		(28,424)	(24,579)
Net cash (outflow)/inflow from financing activities	(45,214)	(67,425)	364,881
Net increase/(decrease) in cash and cash equivalents	135,096	(79,129)	131,464
Reconciliation of net cash flow to movements in cash and cash equivalents
Cash and cash equivalents at beginning of year	186,621	265,551	135,415
Increase/(decrease) in cash and cash equivalents	135,096	(79,129)	131,464
Effect of exchange rate changes on cash and cash equivalents	472	199	(1,328)
Cash and cash equivalents at end of year	322,189	186,621	265,551
Supplemental disclosure
Cash received from interest and dividend income	$ 1,489	6,849	$ 6,377
Assets received in kind		$ 29,645